Submission	Sep. 23, 2025
Submission [Line Items]
Central Index Key	0001430725
Registrant Name	Global Ship Lease, Inc.
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A